Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Summary of remuneration of directors and other members of key management personnel
	December 31, 2025	December 31, 2024
	$	$
Short-term employee benefits	2,216	2,115
Share-based compensation	1,811	1,935

	4,027	4,050